Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 12,413	$ 13,955
Work-in-progress	19,522	14,666
Finished goods	13,162	19,153
Total	$ 45,097	$ 47,774